UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                04/04/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   83
                                        -------------------

Form 13F Information Table Value Total: $ 342,190
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100      10,161    193,180      X                                          193,180
ABERCROMBIE & FITCH        COM       002896207       3,451    112,035      X                                          112,035
ALLIANT TECHSYSTEMS        COM       018804104      11,912    116,794      X                                          116,794
AMBAC                      COM       023139108       2,775     46,975      X                                           46,975
AMERICAN EXPRESS           COM       025816109       5,112    124,797      X                                          124,797
AMETEK                     COM       031100100       8,160    219,300      X                                          219,300
AMGEN                      COM       031162100       5,100     85,455      X                                           85,455
ANHEUSER BUSCH             COM       035229103       8,765    167,907      X                                          167,907
APPLIED MATERIALS          COM       038222105       1,490     27,450      X                                           27,450
AVON PRODUCTS              COM       054303102       8,573    157,829      X                                          157,829
BANK OF AMERICA            COM       06605F102       1,719     25,269      X                                           25,269
BECTON DICKINSON           COM       075887109       2,542     67,400      X                                           67,400
BED BATH & BEYOND          COM       075896100         932     27,600      X                                           27,600
BRIGGS & STRATTON          COM       109043109         828     18,000      X                                           18,000
BRISTOL-MYERS SQUIBB       COM       110122108       5,454    134,710      X                                          134,710
C S G SYSTEMS INTL         COM       126349109       5,569    195,600      X                                          195,600
CATALINA MARKETING         COM       148867104      10,493    287,471      X                                          287,471
CATERPILLAR                COM       149123101         747     13,142      X                                           13,142
CERTEGY INC                COM       156880106       1,540     38,787      X                                           38,787
CISCO SYSTEMS              COM       17275R102       4,046    238,959      X                                          238,959
CITIGROUP                  COM       172967101         765     15,453      X                                           15,453
CLARCOR INC                COM       179895107         518     16,200      X                                           16,200
COCA COLA                  COM       191216100       7,522    143,939      X                                          143,939
COLGATE PALMOLIVE          COM       194162103       1,823     31,892      X                                           31,892
CRANE                      COM       224399105         522     19,100      X                                           19,100
DELL COMPUTER              COM       247025109      11,243    430,612      X                                          430,612
DELTA AIR LINES            COM       247361108       2,063     63,057      X                                           63,057
DOLLAR TREE STORES         COM       256747106       4,376    133,363      X                                          133,363
DOVER                      COM       260003108       1,458     35,550      X                                           35,550
DU PONT                    COM       263534109       1,311     27,800      X                                           27,800
E M C                      COM       268648102         245     20,590      X                                           20,590
EASTMAN KODAK              COM       277461109         436     14,000      X                                           14,000
EATON                      COM       278058102       5,136     63,425      X                                           63,425
EQUIFAX                    COM       294429105       5,111    170,925      X                                          170,925
ETHAN ALLEN INTERIORS      COM       297602104         343      9,000      X                                            9,000
FANNIE MAE                 COM       313586109       6,940     86,875      X                                           86,875
FORD                       COM       345370100       2,092    126,884      X                                          126,884
FREDDIE MAC                COM       313400301       5,238     82,650      X                                           82,650
GALLAGHER, (ARTHUR, J.)    COM       363576109         351     10,700      X                                           10,700
GANNETT                    COM       364730101       4,846     63,675      X                                           63,675
GAP (THE)                  COM       364760108         836     55,600      X                                           55,600
GENERAL DYNAMICS           COM       369550108       3,016     32,100      X                                           32,100
GENERAL MOTORS             COM       370442105       6,115    101,155      X                                          101,155
GRACO                      COM       384109104       2,821     69,050      X                                           69,050
GUIDANT CORP               COM       401698105       4,135     95,450      X                                           95,450
I B M                      COM       459200101       8,368     80,464      X                                           80,464
I M S HEALTH               COM       449934108       5,549    247,158      X                                          247,158
INTEL                      COM       458140100       6,981    229,555      X                                          229,555
INTERPUBLIC GROUP          COM       460690100         839     24,468      X                                           24,468
JOHNSON & JOHNSON          COM       478160104       2,812     43,292      X                                           43,292
KEMET CORPORATION          COM       488360108       2,441    126,000      X                                          126,000
KIMBERLY-CLARK             COM       494368103      10,640    164,581      X                                          164,581
KING PHARMACEUTICALS INC   COM       495582108         698     19,926      X                                           19,926
LEXMARK INTL GROUP         COM       529771107       2,372     41,490      X                                           41,490
LILLY ELI & CO             COM       532457108       1,504     19,743      X                                           19,743
M B N A                    COM       55262L100      13,126    340,312      X                                          340,312
M G I C                    COM       552848103       6,932    101,300      X                                          101,300
MAYTAG                     COM       578592107       3,240     73,225      X                                           73,225
MCGRAW-HILL                COM       580645109       3,192     46,775      X                                           46,775
MERCK                      COM       589331107       6,456    112,127      X                                          112,127
METTLER TOLEDO INTL        COM       592688105       6,659    147,125      X                                          147,125
MICROSOFT                  COM       594918104         426      7,065      X                                            7,065
MILLIPORE                  COM       601073109       1,004     22,700      X                                           22,700
NATIONAL CITY CORP         COM       635405103       1,489     48,400      X                                           48,400
ORACLE                     COM       68389X105       8,012    625,969      X                                          625,969
P P G INDUSTRIES           COM       693506107       2,084     37,950      X                                           37,950
PATTERSON DENTAL           COM       703412106       8,663    198,096      X                                          198,096
PEPSICO                    COM       713448108         632     12,268      X                                           12,268
PFIZER                     COM       717081103       1,368     34,412      X                                           34,412
PITNEY BOWES               COM       724479100       4,654    108,749      X                                          108,749
PLANTRONICS                COM       727493108       4,761    227,603      X                                          227,603
PROCTER & GAMBLE           COM       742718109       2,205     24,470      X                                           24,470
PROVIDIAN FINANCIAL        COM       74406A102       1,169    154,800      X                                          154,800
RAYMOND JAMES FINL         COM       754730109       4,374    127,783      X                                          127,783
SAFEWAY                    COM       786514208       8,227    182,746      X                                          182,746
SCHERING-PLOUGH            COM       806605101       7,421    237,077      X                                          237,077
SKECHERS USA               COM       830566105       4,290    226,850      X                                          226,850
SUPERIOR INDUSTRIES        COM       868168105       6,741    138,195      X                                          138,195
TEXAS INSTRUMENTS          COM       882508104       1,480     44,700      X                                           44,700
UNITED TECHNOLOGIES        COM       913017109       4,993     67,286      X                                           67,286
VERIZON COMMUNICATIONS     COM       92343V104       2,121     46,469      X                                           46,469
WACHOVIA                   COM       929771103         608     16,400      X                                           16,400
WATERS                     COM       941848103       5,032    179,919      X                                          179,919